Consolidated Statements of Cash Flow - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operations:
Net loss	$ (294,270)	$ (132,036)
Adjustments for:
Long-term compensation plans	17,401	6,795
Depreciation and amortization	365,660	377,746
Impairment of property, plant and equipment		15,313
Impairment of goodwill	207,544
Foreign exchange	2,341	(2,873)
Finance charges	127,178	137,928
Loss (gain) on redemption and repurchase of unsecured senior notes	(5,672)	9,021
Income taxes	(29,326)	(100,021)
Other	(1,269)	(2,025)
Income taxes paid	(4,446)	(3,645)
Income taxes recovered	33,283	11,932
Interest paid	(108,622)	(136,065)
Interest received	1,412	1,865
Funds provided by operations	311,214	183,935
Changes in non-cash working capital balances	(17,880)	(67,380)
Cash provided by operations	293,334	116,555
Investments:
Purchase of property, plant and equipment	(114,576)	(74,823)
Purchase of intangibles	(11,567)	(23,179)
Proceeds on sale of property, plant and equipment	24,457	14,841
Changes in non-cash working capital balances	892	(7,989)
Cash used in investing activities	(100,794)	(91,150)
Financing:
Redemption and repurchase of unsecured senior notes	(168,722)	(571,975)
Debt issuance costs		(9,196)
Debt amendment fees	(638)	(1,793)
Proceeds from issuance of long-term debt		509,180
Issuance of common shares on the exercise of options	275
Cash used in financing activities	(169,085)	(73,784)
Effect of exchange rate changes on cash and cash equivalents	8,090	(2,245)
Increase (decrease) in cash and cash equivalents	31,545	(50,624)
Cash and cash equivalents, beginning of year	65,081	115,705
Cash and cash equivalents, end of year	$ 96,626	$ 65,081